Acquisitions (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	May 31, 2012 Virginia Savings Bank [Member]	Jan. 10, 2013 Community Bank [Member]
Goodwill roll forward
Beginning balance	$ 62,988	$ 8,241	$ 8,271
Adjustments to goodwill acquired in conjunction with the acquisition of Virginia Savings	142
Goodwill acquired in conjunction with the acquisition of Community	8,271
Ending balance	$ 71,401	$ 8,241	$ 8,271